[CLIFFORD CHANCE LETTERHEAD]

April 27, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund II P (“Feeder Fund”)
File Numbers 811-22193 & 333-149943

Alternative Investment Partners Absolute Return Fund II A (“Master Fund”)
File Numbers 811-22192 & 333-149942
(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 2 to each Fund’s Registration Statement on Form N-2 (the “Amendment”).

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz